Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Deductible value-added tax	45,406	121,778
Receivables from third party payment platforms(1)	122,292	49,760
Derivative assets	43,309	-
Others	50,175	58,124
Total	261,182	229,662

(1)

Receivables from third party payment platforms consist of cash that had been received from course participants but held by the third-party payment platforms. The Group subsequently collected the full balance from the third-party payment platforms.